Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Additional Information (Detail)
Jun. 30, 2018 USD ($)
Disclosure of detailed information of condensed consolidating financial information [line items]
Ownership percentage in subsidiaries	100.00%
US$ bonds due September 2024 [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Bond amount	$ 750,000,000
Interest rate	3.75%
US$ bonds due November 2043 [member]
Disclosure of detailed information of condensed consolidating financial information [line items]
Bond amount	$ 500,000,000
Interest rate	5.625%